Shareholder Fees - NCCMTGovernmentPortfolio-PROStandAlone	Aug. 29, 2024 USD ($)
NCCMTGovernmentPortfolio-PROStandAlone | North Carolina Capital Management Trust - Government Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none